REAL ESTATE PROPERTIES (Tables)	12 Months Ended
Sep. 30, 2016
Acquisitions
Schedule of Real Estate Properties
Real estate properties (including real estate properties held for sale), consist of the following:

September 30, 2016 Balance
Land	$128,409
Building	684,133
Building improvements	25,717
Real estate properties	838,259
Accumulated depreciation	(44,687)
Total real estate properties, net	$793,572
A summary of activity in real estate properties (including properties held for sale), for the year ended September 30, 2016, follows (dollars in thousands):

	September 30, 2015 Balance	Additions	Capitalized Costs and Improvements	Sales	Depreciation, Amortization and other Reductions	September 30, 2016 Balance
Multi-family	$605,040	$318,680	$39,611	$(157,174)	$(23,072)	$783,085
Land - Daytona, FL	7,972	—	49	—	—	8,021
Shopping centers/retail - Yonkers, NY	2,574	—	—	—	(108)	2,466

Total real estate properties	$615,586	$318,680	$39,660	$(157,174)	$(23,180)	$793,572

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
A summary of the Trust's multi-family properties by state as and for the year ended September 30, 2016, is as follows (dollars in thousands):

Location	Number of Units at September 30, 2016	2016 Revenue	% of 2016 Revenue
Texas	2,750	$19,957	22%
Florida	1,186	15,652	17%
Georgia	1,309	14,576	16%
Tennessee	456	9,735	11%
Alabama	826	6,966	8%
South Carolina	1,033	6,613	8%
Missouri	420	3,854	4%
Indiana	400	3,152	4%
Kansas	—	3,132	3%
Mississippi	776	2,678	3%
Ohio	264	2,440	3%
Arkansas	—	783	1%
	9,420	$89,538	100%

Schedule of Operating Leases, Future Minimum Payments, Receivable
Future minimum rentals to be received by the Trust pursuant to non-cancellable operating leases with terms in excess of one year, from a commercial property owned by the Trust at September 30, 2016, are as follows (dollars in thousands):

Year Ending September 30,	Amount
2017	$1,103
2018	1,120
2019	1,120
2020	1,120
2021	1,129
Thereafter	5,685
Total	$11,277

2016 real estate property acquisitions
Acquisitions
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary allocations of the purchase prices of assets acquired during the year ended September 30, 2016 (dollars in thousands):

Preliminary Purchase Price Allocation
Land	$53,054
Buildings and Improvements	264,474
Lease Intangibles	1,152
Total Consideration	$318,680

NOTE 2—REAL ESTATE PROPERTIES (continued)
The preliminary measurements of fair value reflected above are subject to change. The Trust expects to finalize the valuations and complete the purchase price allocation as soon as practicable but in no event beyond one year from the date of the applicable acquisition.

July 1, 2015 through September 30, 2016 real estate property acquisitions
Acquisitions
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary allocations of the purchase price of ten properties purchased between July 1, 2015 and September 30, 2016, and the finalized allocation of the purchase price, as adjusted, as of September 30, 2016 (dollars in thousands):

	Preliminary Purchase Price Allocation	Adjustments	Finalized Purchase Price Allocation

Land	$42,361	$(6,568)	$35,793
Buildings and Improvements	260,107	4,999	265,106
Acquisition-related intangible assets (in acquired lease intangibles, net) (1)	733	1,569	2,302
Total Consideration	$303,201	$—	$303,201